Income Taxes - Additional Information (Detail) $ in Millions, $ in Millions	1 Months Ended	3 Months Ended		6 Months Ended
	Jul. 31, 2024	Apr. 30, 2025 USD ($)	Jan. 31, 2025 CAD ($)	Apr. 30, 2025
Disclosure Of Income Taxes [Line Items]
Maximum range of estimated consolidated effective tax rate		1.00%		1.00%
2019 Taxation Year [Member]
Disclosure Of Income Taxes [Line Items]
Additional income tax by denying the tax deductibility			$ 1,847
2020 Taxation Year [Member]
Disclosure Of Income Taxes [Line Items]
Additional Income Taxes Imposed		$ 71
Organization For Economic Cooperation And Development Pillar Two Tax Regime [Member]
Disclosure Of Income Taxes [Line Items]
Global minimum tax percentage	15.00%